Bank Loans (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Bank Loans [Abstract]
Credit facilities | ¥		¥ 10,000,000
Bank borrowings		¥ 10,000,000	$ 58,000,000
Unused amount			$ 58,000,000
Interest expense	$ 365,893			$ 447,187	$ 156,749
Effective weighted average interest rate			3.467%	3.771%	4.16%
Loan principal due year	1 year	1 year	1 year